Capital Group Core Plus Income ETF
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 98.52% Mortgage-backed obligations 40.14% Federal agency mortgage-backed obligations 30.05%	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	USD2,150	$1,785
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,698	3,375
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	759	683
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	859	771
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	725	652
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	720	648
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,157	959
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	880	729
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	724	651
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	692	626
Fannie Mae Pool #MA4597 2.00% 5/1/2052[1]	828	686
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,582	2,331
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	8,476	8,142
Fannie Mae Pool #BX0466 4.00% 11/1/2052[1]	964	928
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	3,828	3,765
Fannie Mae Pool #BW4985 4.00% 2/1/2053[1]	911	876
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,499	1,517
Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	991	953
Fannie Mae Pool #MA4962 4.00% 3/1/2053[1]	978	940
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	358	364
Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	990	951
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	5,865	5,868
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	257	261
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	2,641	2,641
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	1,946	1,970
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	109	111
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,137	6,857
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	456	461
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	11,224	11,478
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	3,253	3,125
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	2,885	2,950
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	271	274
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	256	259
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	8,351	8,679
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,570	6,650
Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,953	3,004
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,990	8,169
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	101	97
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	55,931	56,601
Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	5,550	5,330
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,756	3,865
Fannie Mae Pool #MA5391 7.00% 6/1/2054[1]	2,699	2,805
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	6,440	6,545
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	25,823	26,556
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	5,862	6,031
Capital Group Core Plus Income ETF — Page 1 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	USD3,919	$4,031
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	2,859	2,922
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,126	1,169
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	661	686
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	1,896	1,574
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	645	585
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,112	1,749
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	988	820
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	984	815
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	844	760
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	844	759
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	807	725
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	14,879	13,364
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	696	649
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	776	747
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	38,853	34,921
Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	6,029	5,801
Freddie Mac Pool #QF5342 4.00% 12/1/2052[1]	987	948
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	2,370	2,279
Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	294	283
Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	1,226	1,178
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,598	2,599
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,742	3,788
Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]	973	935
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	2,109	2,134
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	979	941
Freddie Mac Pool #QG9041 4.00% 8/1/2053[1]	588	565
Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	982	944
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	22,051	22,318
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	6,020	6,157
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	5,496	5,279
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,679	1,699
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	102,938	102,912
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	5,879	5,950
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,323	2,231
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	26,730	27,052
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	29,977	30,649
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	52,040	52,667
Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	8,921	9,027
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,112	2,147
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,662	1,685
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	27,147	27,888
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	11,441	11,872
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	8,634	8,881
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,189	8,417
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	2,637	2,696
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5,112	4,804
Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,2]	16,745	13,846
Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,2]	67,970	58,680
Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,2]	29,549	26,525
Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,2]	40,767	37,968
Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,2]	17,630	16,933
Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,2]	84,814	83,388
Uniform Mortgage-Backed Security 5.00% 10/1/2054[1,2]	76,098	76,059
Capital Group Core Plus Income ETF — Page 2 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 10/1/2054[1,2]	USD3,600	$3,642
Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,2]	3,600	3,680
Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,2]	62,240	64,172
Uniform Mortgage-Backed Security 3.50% 11/1/2054[1,2]	21,883	20,396
Uniform Mortgage-Backed Security 5.00% 11/1/2054[1,2]	3,500	3,498
Uniform Mortgage-Backed Security 6.00% 11/1/2054[1,2]	3,500	3,577
Uniform Mortgage-Backed Security 6.50% 11/1/2054[1,2]	3,500	3,607
		1,041,892
Commercial mortgage-backed securities 8.29%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.467% 11/15/2055[1,3]	1,690	1,641
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1,3]	2,288	2,364
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,3]	1,873	1,959
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[1,3]	512	528
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[1,3]	2,641	2,662
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.624% 4/15/2056[1,3]	3,787	3,958
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056[1,3]	4,200	4,564
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 7.00% 8/15/2056[1,3]	2,960	3,117
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.559% 9/15/2056[1,3]	2,818	2,985
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[1,3]	2,989	3,247
Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 7.199% 5/15/2057[1,3]	1,782	1,847
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,3]	6,530	6,856
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	848
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1,3]	1,033	919
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.506% 3/15/2064[1,3]	273	237
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.506% 3/15/2064[1,3]	250	224
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.016% 3/15/2037[1,3,4]	2,927	2,771
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[1,3]	1,355	1,350
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[1,3]	948	998
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[1,3]	1,253	1,275
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1,3]	1,882	1,979
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	276	282
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,3]	476	489
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[1]	1,837	1,886
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.9767% 10/15/2029[1]	6,000	6,175
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2050[1,3]	4,994	5,241
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	250	210
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,200	1,018
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.592% 5/15/2055[1,3]	2,005	1,593
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1,3]	3,464	3,602
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[1,3]	4,994	5,214
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[1,3]	2,996	2,763
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,574
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[1,3]	2,644	2,755
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	693	709
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,767
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	3,496	3,640
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.465% 8/15/2057[1]	2,600	2,717
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.439% 3/15/2041[1,3,4]	3,138	3,133
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.687% 3/15/2041[1,3,4]	1,349	1,347
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,3]	711	728
Capital Group Core Plus Income ETF — Page 3 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2023-C5, Class B, 6.696% 6/15/2056[1,3]	USD1,873	$2,025
BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[1,3]	998	1,063
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,3]	3,505	3,692
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[1,3]	1,075	1,120
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,3]	1,550	1,679
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,3]	1,115	1,167
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[1,3]	7,774	8,245
BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[1,3]	443	461
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.254% 5/15/2057[1,3]	5,202	5,458
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[1,3]	2,504	2,588
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 7.487% 6/15/2041[1,3,4]	5,000	4,992
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.486% 6/15/2041[1,3,4]	2,408	2,380
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.893%) 7.936% 8/15/2041[1,3,4]	3,645	3,650
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.995% 4/15/2037[1,3,4]	8,000	8,037
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.211% 6/15/2027[1,3,4]	716	719
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.986% 5/15/2029[1,3,4]	4,757	4,759
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.037% 5/15/2034[1,3,4]	5,395	5,361
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.598% 9/15/2034[1,3,4]	471	461
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.861% 9/15/2036[1,3,4]	2,480	2,456
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.211% 9/15/2036[1,3,4]	4,000	3,974
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.508% 10/15/2036[1,3,4]	2,976	2,961
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.936% 4/15/2037[1,3,4]	114	114
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[1,3,4]	4,887	4,842
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.548% 8/15/2039[1,3,4]	614	616
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.761% 10/15/2039[1,3,4]	964	966
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.31% 10/15/2039[1,3,4]	610	612
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.157% 10/15/2039[1,3,4]	166	166
BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 7.341% 10/15/2041[1,3,4]	2,000	2,005
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,3,4]	2,000	1,826
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,3,4]	989	914
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.189% 3/15/2035[1,3,4]	2,985	2,981
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.285% 3/15/2035[1,3,4]	249	249
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,3,4]	5,768	5,786
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.247% 9/15/2028[1,3,4]	3,354	3,342
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,3,4]	3,950	3,927
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,3,4]	1,225	1,237
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.553% 2/10/2048[1,3]	448	429
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,3]	840	716
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,3,4]	3,984	3,447
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,3,4]	5,155	5,220
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,3,4]	973	996
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,3,4]	875	897
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.461% 7/15/2038[1,3,4]	446	447
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[1,3]	1,982	2,019
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[1,3]	973	976
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.547% 3/15/2039[1,3,4]	3,963	3,975
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.987% 3/15/2039[1,3,4]	3,379	3,391
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041[1,3,4]	2,174	2,182
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,3,4]	3,769	3,771
Capital Group Core Plus Income ETF — Page 4 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.697% 5/15/2037[1,3,4]	USD6,000	$5,999
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.097% 5/15/2037[1,3,4]	2,000	1,999
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.597% 5/15/2037[1,3,4]	996	995
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,3,4]	1,260	1,307
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,3,4]	2,564	2,677
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,975
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.771% 11/15/2052[1,3]	750	686
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1,3]	1,698	1,812
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1,3]	1,642	1,798
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.145% 3/25/2050[1,3,4]	2,902	2,944
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.28% 11/25/2053[1,3,4]	1,648	1,725
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.78% 11/25/2053[1,3,4]	2,699	3,038
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.03% 1/25/2051[1,3,4]	910	927
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.747% 10/19/2036[1,3,4]	4,914	4,944
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.398% 10/19/2036[1,3,4]	6,283	6,326
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.838% 5/15/2039[1,3,4]	1,943	1,930
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,5]	8,900	8,497
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.047% 1/15/2039[1,3,4]	3,000	2,950
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,4]	6,702	6,383
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.529% 8/15/2050[1,3]	1,582	1,420
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,3]	3,000	2,842
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[1,3]	1,442	1,515
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,3]	130	122
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[1,3,4]	1,646	1,654
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,3,4]	594	622
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,3,4]	1,820	1,888
		287,444
Collateralized mortgage-backed obligations (privately originated) 1.80%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,3,4]	1,425	1,390
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,3,4]	969	933
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,4]	811	799
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 8.645% 1/25/2040[1,3,4]	6,883	7,149
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.38% 3/25/2042[1,3,4]	192	194
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.83% 5/25/2043[1,3,4]	813	870
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.78% 10/25/2041[1,3,4]	793	798
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.28% 4/25/2042[1,3,4]	328	333
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.63% 2/25/2044[1,3,4]	3,457	3,474
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 10.495% 1/25/2050[1,3,4]	3,055	3,340
Capital Group Core Plus Income ETF — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.745% 6/25/2050[1,3,4]	USD8,401	$11,122
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.395% 8/25/2050[1,3,4]	5,500	7,473
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.85% 10/25/2050[1,3,4]	6,000	8,279
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]	1,401	1,385
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,4]	1,697	1,561
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,4]	698	627
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,3,4]	1,532	1,384
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,3,4]	642	578
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,4]	3,457	3,197
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,4]	889	806
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 7.411% 10/17/2041[1,3,4]	6,667	6,681
		62,373
Total mortgage-backed obligations		1,391,709
Corporate bonds, notes & loans 31.01% Financials 6.87%
AerCap Ireland Capital DAC 1.75% 1/30/2026	150	145
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[4]	1,175	1,206
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[4]	3,445	3,497
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[5]	EUR220	271
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[5]	715	794
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[5]	100	116
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[5]	105	118
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[5]	USD200	205
AmWINS Group, Inc. 6.375% 2/15/2029[4]	1,000	1,025
Aon Corp. 3.90% 2/28/2052	2,567	2,056
Aon North America, Inc. 5.45% 3/1/2034	2,050	2,153
Aretec Group, Inc. 7.50% 4/1/2029[4]	175	166
Aretec Group, Inc. 10.00% 8/15/2030[4]	355	378
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	1,530	1,420
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[5]	1,000	883
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]	750	763
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[5]	3,530	3,671
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[5]	1,354	1,461
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[5]	2,325	2,446
Bank of Montreal 2.65% 3/8/2027	350	339
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,5]	1,155	1,260
BlackRock Funding, Inc. 5.00% 3/14/2034	2,460	2,565
BlackRock Funding, Inc. 5.25% 3/14/2054	1,810	1,877
Block, Inc. 6.50% 5/15/2032[4]	2,200	2,294
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	200	192
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[4,5]	4,150	4,395
Boost Newco Borrower, LLC 7.50% 1/15/2031[4]	1,200	1,289
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[4,5]	3,400	3,562
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,5]	1,600	1,786
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[4,5]	3,555	3,780
Capital Group Core Plus Income ETF — Page 6 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[5]	USD1,700	$1,761
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[5]	1,550	1,675
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[5]	3,046	3,226
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[5]	1,200	1,256
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[5]	1,592	1,705
Chubb INA Holdings, LLC 5.00% 3/15/2034	3,250	3,376
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[5]	1,040	929
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[5]	2,054	2,257
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[5]	2,030	2,167
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[5]	100	104
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[5]	1,230	1,283
Coinbase Global, Inc. 3.625% 10/1/2031[4]	350	297
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[4]	3,349	3,256
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[4]	1,730	1,595
Corebridge Financial, Inc. 3.90% 4/5/2032	741	695
Corebridge Financial, Inc. 4.35% 4/5/2042	98	87
Corebridge Financial, Inc. 4.40% 4/5/2052	1,335	1,144
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]	600	598
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[5]	943	964
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[5]	1,750	1,884
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[5]	3,275	3,297
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[5]	EUR2,650	3,083
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[5]	USD1,017	915
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[5]	6,325	6,799
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[5]	7,150	7,409
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[5]	3,793	3,091
Howden UK Refinance 2 PLC 8.125% 2/15/2032[4]	1,925	1,981
Howden UK Refinance PLC 7.25% 2/15/2031[4]	1,855	1,927
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[5]	1,125	1,166
HUB International, Ltd. 5.625% 12/1/2029[4]	300	295
HUB International, Ltd. 7.25% 6/15/2030[4]	2,450	2,555
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[5]	375	372
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[5]	338	349
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[5]	1,925	2,015
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[5]	1,300	1,359
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[5]	4,775	5,148
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[5]	10,460	10,913
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	950	912
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[5]	2,095	2,205
Mastercard, Inc. 4.85% 3/9/2033	65	68
Mastercard, Inc. 4.55% 1/15/2035	2,165	2,176
MetLife, Inc. 5.375% 7/15/2033	300	319
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	3,302	3,429
Metropolitan Life Global Funding I 5.05% 1/8/2034[4]	4,105	4,244
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[5]	471	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[5]	160	165
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	300	308
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[5]	2,613	2,726
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[5]	6,375	6,850
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[5]	7,960	8,269
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[5]	1,750	1,838
Capital Group Core Plus Income ETF — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.50% 3/15/2029	USD1,620	$1,573
Navient Corp. 9.375% 7/25/2030	1,206	1,339
Navient Corp. 11.50% 3/15/2031	1,850	2,115
Navient Corp. 5.625% 8/1/2033	6,303	5,598
Onemain Finance Corp. 7.50% 5/15/2031	2,145	2,210
Onemain Finance Corp. 7.125% 11/15/2031	2,495	2,527
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[5]	EUR1,800	2,078
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	USD6,430	7,365
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	273	290
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[5]	5,845	6,098
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[5]	1,640	1,661
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[5]	678	706
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[5]	7,762	7,978
Synchrony Financial 2.875% 10/28/2031	2,023	1,719
Synchrony Financial 7.25% 2/2/2033	1,792	1,863
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[5]	1,755	1,798
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[5]	1,622	1,725
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[5]	4,812	5,071
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[5]	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[5]	3,775	4,003
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	2,300	2,075
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,5]	1,600	1,757
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	469	466
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	1,050	1,063
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[5]	3,345	3,471
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[5]	24	25
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[5]	4,949	5,532
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[5]	2,530	2,653
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]	400	370
		238,181
Energy 4.96%
3R Lux SARL 9.75% 2/5/2031[4]	585	617
Apache Corp. 5.10% 9/1/2040	350	311
Apache Corp. 5.25% 2/1/2042	1,450	1,301
Apache Corp. 5.35% 7/1/2049	965	837
Archrock Partners, LP 6.625% 9/1/2032[4]	1,660	1,704
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[4]	250	250
Baytex Energy Corp. 7.375% 3/15/2032[4]	2,295	2,289
Blue Racer Midstream, LLC 7.00% 7/15/2029[4]	675	702
Borr IHC, Ltd. 10.00% 11/15/2028[4]	2,047	2,129
Borr IHC, Ltd. 10.375% 11/15/2030[4]	1,415	1,497
BP Capital Markets America, Inc. 4.893% 9/11/2033	1,200	1,221
Cheniere Energy Partners, LP 4.00% 3/1/2031	789	747
Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,906
Cheniere Energy, Inc. 4.625% 10/15/2028	175	174
Chesapeake Energy Corp. 5.875% 2/1/2029[4]	425	428
Chesapeake Energy Corp. 6.75% 4/15/2029[4]	761	776
Chord Energy Corp. 6.375% 6/1/2026[4]	350	351
Civitas Resources, Inc. 8.375% 7/1/2028[4]	1,325	1,379
Civitas Resources, Inc. 8.625% 11/1/2030[4]	1,525	1,617
Civitas Resources, Inc. 8.75% 7/1/2031[4]	1,325	1,404
CNX Resources Corp. 7.375% 1/15/2031[4]	185	193
Capital Group Core Plus Income ETF — Page 8 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
CNX Resources Corp. 7.25% 3/1/2032[4]	USD1,135	$1,193
Comstock Resources, Inc. 5.875% 1/15/2030[4]	4,207	3,937
ConocoPhillips Co. 3.80% 3/15/2052	2,950	2,367
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	1,173	1,224
Crescent Energy Finance, LLC 7.625% 4/1/2032[4]	1,230	1,231
Crescent Energy Finance, LLC 7.375% 1/15/2033[4]	1,445	1,423
Diamondback Energy, Inc. 5.15% 1/30/2030	731	750
Diamondback Energy, Inc. 5.40% 4/18/2034	3,748	3,828
Diamondback Energy, Inc. 5.75% 4/18/2054	2,627	2,649
Diamondback Energy, Inc. 5.90% 4/18/2064	1,677	1,692
Ecopetrol SA 4.625% 11/2/2031	10	9
Ecopetrol SA 8.875% 1/13/2033	2,500	2,682
Ecopetrol SA 8.375% 1/19/2036	5,505	5,632
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[4]	2,325	2,447
Energy Transfer, LP 5.95% 5/15/2054	1,500	1,536
Energy Transfer, LP 6.05% 9/1/2054	696	722
Eni SpA 5.50% 5/15/2034[4]	3,433	3,558
Eni SpA 5.95% 5/15/2054[4]	6,402	6,598
Enterprise Products Operating, LLC 4.95% 2/15/2035	435	442
EQM Midstream Partners, LP 6.00% 7/1/2025[4]	430	431
EQM Midstream Partners, LP 4.75% 1/15/2031[4]	1,994	1,932
Exxon Mobil Corp. 3.452% 4/15/2051	3,755	2,912
Genesis Energy, LP 8.25% 1/15/2029	1,017	1,054
Genesis Energy, LP 7.875% 5/15/2032	400	408
Global Partners, LP 8.25% 1/15/2032[4]	285	296
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[4]	2,500	2,590
Gulfport Energy Corp. 6.75% 9/1/2029[4]	845	856
Harvest Midstream I, LP 7.50% 9/1/2028[4]	75	77
Hilcorp Energy I, LP 6.00% 4/15/2030[4]	135	132
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	3,675	3,580
Hilcorp Energy I, LP 8.375% 11/1/2033[4]	2,260	2,438
Kinetik Holdings, LP 6.625% 12/15/2028[4]	740	769
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[4]	825	825
Matador Resources Co. 6.25% 4/15/2033[4]	1,195	1,178
MPLX, LP 4.95% 3/14/2052	1,430	1,284
MPLX, LP 5.65% 3/1/2053	3,168	3,154
Murphy Oil Corp. 6.00% 10/1/2032	675	667
MV24 Capital BV 6.748% 6/1/2034	710	694
Nabors Industries, Inc. 8.875% 8/15/2031[4]	3,160	3,009
New Fortress Energy, Inc. 6.50% 9/30/2026[4]	4,016	3,378
New Fortress Energy, Inc. 8.75% 3/15/2029[4]	3,555	2,679
NGL Energy Operating, LLC 8.125% 2/15/2029[4]	1,775	1,821
NGL Energy Operating, LLC 8.375% 2/15/2032[4]	3,005	3,099
Noble Finance II, LLC 8.00% 4/15/2030[4]	2,925	3,020
Northern Oil and Gas, Inc. 8.75% 6/15/2031[4]	1,215	1,268
Occidental Petroleum Corp. 6.125% 1/1/2031	415	438
Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	2,019
ONEOK, Inc. 4.00% 7/13/2027	50	50
ONEOK, Inc. 6.35% 1/15/2031	40	43
ONEOK, Inc. 4.50% 3/15/2050	75	63
ONEOK, Inc. 7.15% 1/15/2051	150	174
Permian Resources Operating, LLC 9.875% 7/15/2031[4]	820	916
Permian Resources Operating, LLC 7.00% 1/15/2032[4]	285	297
Petrobras Global Finance BV 5.60% 1/3/2031	611	614
Capital Group Core Plus Income ETF — Page 9 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.49% 1/23/2027	USD1,475	$1,453
Petroleos Mexicanos 6.50% 3/13/2027	700	687
Petroleos Mexicanos 6.84% 1/23/2030	600	556
Petroleos Mexicanos 5.95% 1/28/2031	1,750	1,516
Petroleos Mexicanos 6.70% 2/16/2032	1,050	942
Raizen Fuels Finance SA 6.45% 3/5/2034[4]	1,060	1,123
Raizen Fuels Finance SA 6.95% 3/5/2054[4]	275	294
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[4]	1,462	1,446
Saudi Arabian Oil Co. 5.75% 7/17/2054[4]	5,300	5,377
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	210	219
Shell International Finance BV 2.75% 4/6/2030	75	70
Shell International Finance BV 3.00% 11/26/2051	4,847	3,384
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[4]	3,806	3,844
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[4]	5,676	5,750
Southwestern Energy Co. 4.75% 2/1/2032	2,281	2,184
Summit Midstream Holdings, LLC 8.625% 10/31/2029[4]	2,295	2,402
Sunoco, LP 7.00% 5/1/2029[4]	1,625	1,699
Sunoco, LP 4.50% 4/30/2030	150	144
Sunoco, LP 7.25% 5/1/2032[4]	1,225	1,300
Talos Production, Inc. 9.00% 2/1/2029[4]	705	727
Talos Production, Inc. 9.375% 2/1/2031[4]	185	190
Targa Resources Corp. 5.50% 2/15/2035	1,646	1,696
TotalEnergies Capital SA 4.724% 9/10/2034	2,386	2,399
Transocean Aquila, Ltd. 8.00% 9/30/2028[4]	853	873
Transocean, Inc. 8.00% 2/1/2027[4]	686	686
Transocean, Inc. 8.25% 5/15/2029[4]	1,180	1,171
Transocean, Inc. 8.75% 2/15/2030[4]	577	602
Transocean, Inc. 8.50% 5/15/2031[4]	1,010	1,004
Transocean, Inc. 6.80% 3/15/2038	1,255	1,025
Transportadora de Gas del Sur SA 8.50% 7/24/2031[4]	1,630	1,701
USA Compression Partners, LP 7.125% 3/15/2029[4]	1,340	1,381
Vallourec SA 7.50% 4/15/2032[4]	2,070	2,198
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[4]	1,249	1,310
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[4]	1,994	1,855
Venture Global LNG, Inc. 8.125% 6/1/2028[4]	750	782
Vital Energy, Inc. 7.875% 4/15/2032[4]	1,955	1,895
Weatherford International, Ltd. 8.625% 4/30/2030[4]	125	130
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[4]	1,695	1,672
Williams Companies, Inc. 5.15% 3/15/2034	315	319
		171,924
Health care 4.38%
AbbVie, Inc. 5.05% 3/15/2034	6,550	6,844
AbbVie, Inc. 5.35% 3/15/2044	475	501
AbbVie, Inc. 5.40% 3/15/2054	4,050	4,298
AbbVie, Inc. 5.50% 3/15/2064	2,150	2,298
Amgen, Inc. 5.25% 3/2/2030	623	650
Amgen, Inc. 4.20% 3/1/2033	2,965	2,881
Amgen, Inc. 5.25% 3/2/2033	1,595	1,661
Amgen, Inc. 4.875% 3/1/2053	675	635
Amgen, Inc. 5.65% 3/2/2053	8,186	8,617
Amgen, Inc. 5.75% 3/2/2063	3,460	3,655
AstraZeneca Finance, LLC 4.90% 2/26/2031	275	286
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,802
Capital Group Core Plus Income ETF — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 6.125% 2/1/2027[4]	USD75	$68
Bausch Health Companies, Inc. 5.25% 2/15/2031[4]	110	60
Baxter International, Inc. 2.539% 2/1/2032	922	800
Baxter International, Inc. 3.132% 12/1/2051	5,229	3,566
Bayer US Finance, LLC 6.50% 11/21/2033[4]	3,603	3,901
Bayer US Finance, LLC 6.875% 11/21/2053[4]	3,573	4,008
Bristol-Myers Squibb Co. 5.10% 2/22/2031	800	838
Bristol-Myers Squibb Co. 5.20% 2/22/2034	7,380	7,786
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	345
Bristol-Myers Squibb Co. 5.55% 2/22/2054	5,203	5,516
Bristol-Myers Squibb Co. 5.65% 2/22/2064	1,535	1,628
Centene Corp. 2.45% 7/15/2028	1,865	1,719
Centene Corp. 2.625% 8/1/2031	3,145	2,699
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[4]	75	69
CVS Health Corp. 1.875% 2/28/2031	50	42
CVS Health Corp. 5.70% 6/1/2034	5,600	5,844
CVS Health Corp. 6.00% 6/1/2044	2,250	2,327
CVS Health Corp. 5.875% 6/1/2053	3,313	3,374
CVS Health Corp. 6.05% 6/1/2054	3,400	3,550
CVS Health Corp. 6.00% 6/1/2063	1,311	1,338
DaVita, Inc. 6.875% 9/1/2032[4]	2,140	2,213
Elevance Health, Inc. 4.10% 5/15/2032	423	413
Elevance Health, Inc. 5.375% 6/15/2034	2,300	2,419
Elevance Health, Inc. 4.55% 5/15/2052	203	181
Endo Finance Holdings, Inc. 8.50% 4/15/2031[4]	2,455	2,634
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[3,6]	1,480	1,480
Gilead Sciences, Inc. 5.25% 10/15/2033	650	686
Gilead Sciences, Inc. 5.55% 10/15/2053	1,025	1,101
Grifols, SA 7.50% 5/1/2030	EUR2,500	2,962
HCA, Inc. 3.625% 3/15/2032	USD79	73
Humana, Inc. 5.75% 4/15/2054	1,767	1,810
Owens & Minor, Inc. 6.25% 4/1/2030[4]	3,065	2,978
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,051	1,072
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,783
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,608	7,878
Radiology Partners, Inc. 7.775% 1/31/2029[4]	848	843
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.383% 1/31/2029[3,6]	36	35
Roche Holdings, Inc. 5.593% 11/13/2033[4]	750	814
Roche Holdings, Inc. 4.985% 3/8/2034[4]	5,560	5,799
Roche Holdings, Inc. 4.592% 9/9/2034[4]	3,867	3,905
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[4]	1,700	1,768
Tenet Healthcare Corp. 6.75% 5/15/2031	200	209
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,026	1,949
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,500	1,481
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	482	503
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,696	3,669
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,438
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,589	1,824
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	768	571
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	228
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,549
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,602	7,937
Capital Group Core Plus Income ETF — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 5.50% 7/15/2044	USD3,400	$3,600
UnitedHealth Group, Inc. 4.75% 5/15/2052	355	339
		151,750
Utilities 2.27%
Aegea Finance SARL 9.00% 1/20/2031[4]	2,350	2,545
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[4]	193	175
Alabama Power Co. 5.85% 11/15/2033	300	327
Comision Federal de Electricidad 6.45% 1/24/2035[4]	1,385	1,381
Consumers Energy Co. 3.60% 8/15/2032	415	393
Consumers Energy Co. 4.625% 5/15/2033	625	633
Duke Energy Corp. 4.50% 8/15/2032	860	851
Duke Energy Corp. 6.10% 9/15/2053	300	329
Edison International 5.45% 6/15/2029	510	530
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,5]	1,000	1,141
Entergy Louisiana, LLC 4.75% 9/15/2052	200	185
Eversource Energy 5.50% 1/1/2034	1,525	1,584
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[4]	1,190	1,243
FirstEnergy Corp. 2.65% 3/1/2030	1,100	1,005
FirstEnergy Corp. 2.25% 9/1/2030	985	873
Florida Power & Light Co. 5.30% 4/1/2053	60	63
NiSource, Inc. 5.40% 6/30/2033	250	260
Northern States Power Co. 2.60% 6/1/2051	50	33
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	39
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	603
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	749
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	182
Pacific Gas and Electric Co. 6.15% 1/15/2033	400	430
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,300	2,515
Pacific Gas and Electric Co. 6.95% 3/15/2034	350	398
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,925	2,662
Pacific Gas and Electric Co. 3.50% 8/1/2050	12,125	8,789
Pacific Gas and Electric Co. 6.70% 4/1/2053	6,129	7,024
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,775	2,877
PacifiCorp 5.45% 2/15/2034	3,263	3,393
PacifiCorp 5.35% 12/1/2053	1,625	1,610
PacifiCorp 5.50% 5/15/2054	3,080	3,099
PacifiCorp 5.80% 1/15/2055	5,610	5,891
PG&E Corp. 5.25% 7/1/2030	996	990
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[5]	1,025	1,078
Public Service Company of Colorado 3.20% 3/1/2050	2,785	1,995
Public Service Company of Colorado 2.70% 1/15/2051	2,575	1,674
Public Service Company of Colorado 5.25% 4/1/2053	1,768	1,785
Southern California Edison Co. 2.75% 2/1/2032	864	769
Southern California Edison Co. 5.20% 6/1/2034	4,100	4,252
Southern California Edison Co. 3.65% 2/1/2050	1,450	1,130
Southern California Edison Co. 2.95% 2/1/2051	4,650	3,190
Southern California Edison Co. 3.45% 2/1/2052	6,740	5,022
Southern California Edison Co. 5.75% 4/15/2054	1,160	1,242
Capital Group Core Plus Income ETF — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	USD1,567	$1,709
Xcel Energy, Inc. 4.60% 6/1/2032	75	74
		78,722
Communication services 2.18%
AT&T, Inc. 2.55% 12/1/2033	2,300	1,940
AT&T, Inc. 5.40% 2/15/2034	200	210
AT&T, Inc. 3.55% 9/15/2055	1,200	879
CCO Holdings, LLC 4.75% 2/1/2032[4]	1,789	1,578
CCO Holdings, LLC 4.50% 5/1/2032	800	692
CCO Holdings, LLC 4.50% 6/1/2033[4]	2,685	2,282
CCO Holdings, LLC 4.25% 1/15/2034[4]	4,217	3,463
Charter Communications Operating, LLC 4.40% 4/1/2033	890	815
Charter Communications Operating, LLC 6.65% 2/1/2034	580	607
Charter Communications Operating, LLC 3.70% 4/1/2051	6,805	4,347
Charter Communications Operating, LLC 3.90% 6/1/2052	7,075	4,642
Charter Communications Operating, LLC 5.25% 4/1/2053	7,027	5,746
Comcast Corp. 5.30% 6/1/2034	4,369	4,604
Comcast Corp. 2.887% 11/1/2051	3,725	2,505
Comcast Corp. 5.65% 6/1/2054	4,104	4,386
Connect Finco SARL 9.00% 9/15/2029[4]	3,660	3,547
DISH DBS Corp. 5.875% 11/15/2024	248	247
DISH Network Corp. 11.75% 11/15/2027[4]	1,350	1,418
Frontier Communications Holdings, LLC 5.00% 5/1/2028[4]	711	705
Gray Television, Inc. 10.50% 7/15/2029[4]	2,790	2,917
Gray Television, Inc. 4.75% 10/15/2030[4]	180	115
Gray Television, Inc. 5.375% 11/15/2031[4]	2,675	1,675
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[3,6]	708	682
Meta Platforms, Inc. 4.75% 8/15/2034	3,216	3,284
Meta Platforms, Inc. 4.45% 8/15/2052	650	600
Meta Platforms, Inc. 5.40% 8/15/2054	2,133	2,236
News Corp. 3.875% 5/15/2029[4]	369	349
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]	944	891
Sirius XM Radio, Inc. 4.125% 7/1/2030[4]	250	227
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	3,999	3,487
Stagwell Global, LLC 5.625% 8/15/2029[4]	100	97
T-Mobile USA, Inc. 5.15% 4/15/2034	150	155
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,450
T-Mobile USA, Inc. 5.75% 1/15/2054	252	268
Univision Communications, Inc. 8.00% 8/15/2028[4]	1,360	1,392
Univision Communications, Inc. 4.50% 5/1/2029[4]	5,250	4,694
Univision Communications, Inc. 7.375% 6/30/2030[4]	2,250	2,179
Univision Communications, Inc. 8.50% 7/31/2031[4]	1,800	1,806
Verizon Communications, Inc. 1.75% 1/20/2031	400	341
Verizon Communications, Inc. 2.55% 3/21/2031	97	87
Verizon Communications, Inc. 2.875% 11/20/2050	132	90
Verizon Communications, Inc. 3.55% 3/22/2051	200	155
Verizon Communications, Inc. 3.875% 3/1/2052	782	642
Verizon Communications, Inc. 5.50% 2/23/2054	53	56
Verizon Communications, Inc. 2.987% 10/30/2056	264	173
		75,661
Capital Group Core Plus Income ETF — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 1.98%	Principal amount (000)	Value (000)
Advance Auto Parts, Inc. 3.90% 4/15/2030	USD1,975	$1,768
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,800	2,343
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	2,342	2,200
Amazon.com, Inc. 2.10% 5/12/2031	100	88
Amazon.com, Inc. 3.60% 4/13/2032	600	580
Amazon.com, Inc. 3.95% 4/13/2052	400	348
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	470	442
Caesars Entertainment, Inc. 4.625% 10/15/2029[4]	550	523
Carnival Corp. 5.75% 3/1/2027[4]	1,250	1,267
Carnival Corp. 6.00% 5/1/2029[4]	2,655	2,692
Carnival Corp. 7.00% 8/15/2029[4]	1,500	1,595
Carnival Corp. 10.50% 6/1/2030[4]	540	587
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[4]	465	492
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	350	345
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[4]	1,710	1,767
Fertitta Entertainment, LLC 4.625% 1/15/2029[4]	350	334
Ford Motor Co. 3.25% 2/12/2032	940	801
Ford Motor Co. 4.75% 1/15/2043	995	825
Ford Motor Credit Co., LLC 2.30% 2/10/2025	980	969
Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	837
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	618
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,418
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,731
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,063
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	248
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,900	3,126
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,528	1,652
Ford Motor Credit Co., LLC 6.125% 3/8/2034	988	1,001
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[4]	1,530	1,585
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	71
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,407	3,398
Genting New York, LLC 7.25% 10/1/2029[4]	1,900	1,924
Hanesbrands, Inc. 9.00% 2/15/2031[4]	1,679	1,814
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[3,6]	252	252
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[4]	3,084	3,160
Home Depot, Inc. 4.95% 6/25/2034	1,000	1,040
Home Depot, Inc. 5.40% 6/25/2064	4,476	4,744
Hyundai Capital America 1.65% 9/17/2026[4]	100	95
International Game Technology PLC 5.25% 1/15/2029[4]	650	648
LCM Investments Holdings II, LLC 4.875% 5/1/2029[4]	1,335	1,284
LCM Investments Holdings II, LLC 8.25% 8/1/2031[4]	1,350	1,434
Lithia Motors, Inc. 3.875% 6/1/2029[4]	308	288
Lithia Motors, Inc. 4.375% 1/15/2031[4]	900	838
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[4]	50	49
Party City Holdings, Inc. 12.00% 12/31/2028[4]	144	139
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[4]	650	656
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	710	686
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	706	715
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[4]	3,400	3,447
Sonic Automotive, Inc. 4.625% 11/15/2029[4]	485	456
Sonic Automotive, Inc. 4.875% 11/15/2031[4]	4,413	4,077
Tapestry, Inc. 7.85% 11/27/2033	885	960
Capital Group Core Plus Income ETF — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Universal Entertainment Corp. 9.875% 8/1/2029[4]	USD2,730	$2,738
Wynn Resorts Finance, LLC 7.125% 2/15/2031[4]	514	555
		68,713
Real estate 1.91%
Boston Properties, LP 2.55% 4/1/2032	1,781	1,485
Boston Properties, LP 2.45% 10/1/2033	3,100	2,482
Boston Properties, LP 6.50% 1/15/2034	2,676	2,914
Boston Properties, LP 5.75% 1/15/2035	4,374	4,463
Crown Castle, Inc. 5.80% 3/1/2034	2,178	2,311
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	625	656
Equinix, Inc. 3.40% 2/15/2052	3,750	2,737
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]	1,775	1,628
Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,655
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,975	3,683
Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,242	2,943
Kennedy-Wilson, Inc. 5.00% 3/1/2031	4,105	3,689
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,176
Kilroy Realty, LP 6.25% 1/15/2036	3,959	4,056
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[4]	1,810	1,769
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[4]	970	1,029
Prologis, LP 5.125% 1/15/2034	3,125	3,233
Prologis, LP 5.00% 3/15/2034	2,680	2,750
Prologis, LP 5.00% 1/31/2035	1,350	1,383
Prologis, LP 5.25% 3/15/2054	580	590
Public Storage Operating Co. 5.35% 8/1/2053	1,562	1,617
Service Properties Trust 4.75% 10/1/2026	1,925	1,852
Service Properties Trust 3.95% 1/15/2028	1,316	1,139
Service Properties Trust 8.375% 6/15/2029	1,475	1,475
Service Properties Trust 4.95% 10/1/2029	3,300	2,624
Service Properties Trust 4.375% 2/15/2030	6,882	5,216
Service Properties Trust 8.625% 11/15/2031[4]	3,495	3,804
Sun Communities Operating, LP 2.70% 7/15/2031	40	35
Sun Communities Operating, LP 4.20% 4/15/2032	649	614
VICI Properties, LP 3.875% 2/15/2029[4]	75	72
VICI Properties, LP 4.125% 8/15/2030[4]	250	238
VICI Properties, LP 5.125% 5/15/2032	930	935
		66,253
Industrials 1.88%
Ambipar Lux SARL 9.875% 2/6/2031[4]	1,349	1,401
Amentum Escrow Corp. 7.25% 8/1/2032[4]	1,440	1,504
Automatic Data Processing, Inc. 4.45% 9/9/2034	2,797	2,805
BAE Systems PLC 5.30% 3/26/2034[4]	2,264	2,355
Boeing Co. 2.75% 2/1/2026	115	112
Boeing Co. 3.625% 2/1/2031	1,642	1,505
Boeing Co. 6.388% 5/1/2031[4]	1,201	1,278
Boeing Co. 6.528% 5/1/2034[4]	1,336	1,434
Boeing Co. 5.705% 5/1/2040	655	639
Boeing Co. 5.805% 5/1/2050	4,880	4,718
Boeing Co. 6.858% 5/1/2054[4]	4,275	4,695
Boeing Co. 5.93% 5/1/2060	1,100	1,055
Bombardier, Inc. 7.125% 6/15/2026[4]	64	65
Bombardier, Inc. 7.875% 4/15/2027[4]	791	794
Capital Group Core Plus Income ETF — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bombardier, Inc. 6.00% 2/15/2028[4]	USD1,021	$1,029
Bombardier, Inc. 7.50% 2/1/2029[4]	840	889
Bombardier, Inc. 8.75% 11/15/2030[4]	550	605
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,485	2,492
Carrier Global Corp. 2.722% 2/15/2030	130	120
Clean Harbors, Inc. 6.375% 2/1/2031[4]	73	75
CoreLogic, Inc. 4.50% 5/1/2028[4]	300	283
EquipmentShare.com, Inc. 8.625% 5/15/2032[4]	1,580	1,660
Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[4]	2,500	2,487
Herc Holdings, Inc. 6.625% 6/15/2029[4]	1,340	1,389
Hertz Corp. (The) 12.625% 7/15/2029[4]	565	616
Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,905
Icahn Enterprises, LP 9.75% 1/15/2029[4]	2,949	3,063
Ingersoll-Rand, Inc. 5.314% 6/15/2031	796	833
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[4]	685	714
Lockheed Martin Corp. 5.70% 11/15/2054	212	237
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	33	33
Norfolk Southern Corp. 4.45% 3/1/2033	78	78
Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,654
Regal Rexnord Corp. 6.30% 2/15/2030	1,460	1,554
Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,351
RTX Corp. 6.10% 3/15/2034	877	969
RTX Corp. 2.82% 9/1/2051	925	619
RTX Corp. 5.375% 2/27/2053	2,317	2,383
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]	1,333	1,448
Spirit AeroSystems, Inc. 9.75% 11/15/2030[4]	925	1,032
TransDigm, Inc. 4.625% 1/15/2029	838	810
Union Pacific Corp. 2.80% 2/14/2032	409	372
Union Pacific Corp. 2.95% 3/10/2052	1,885	1,327
Union Pacific Corp. 4.95% 5/15/2053	2,481	2,490
United Airlines, Inc. 4.625% 4/15/2029[4]	100	97
		64,974
Materials 1.75%
Ball Corp. 6.875% 3/15/2028	590	611
Ball Corp. 6.00% 6/15/2029	200	207
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	322
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,246	1,306
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,227	1,311
Braskem Idesa SAPI 6.99% 2/20/2032	3,730	2,943
Braskem Netherlands Finance BV 8.75% 1/12/2031[4]	1,530	1,627
Braskem Netherlands Finance BV 7.25% 2/13/2033	4,407	4,367
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	475	471
Celanese US Holdings, LLC 6.35% 11/15/2028	1,194	1,261
Celanese US Holdings, LLC 6.379% 7/15/2032	539	577
Celanese US Holdings, LLC 6.70% 11/15/2033	2,037	2,230
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	300	279
Consolidated Energy Finance SA 12.00% 2/15/2031[4]	3,350	3,374
CSN Resources SA 8.875% 12/5/2030[4]	1,700	1,725
Dow Chemical Co. (The) 5.15% 2/15/2034	273	281
Dow Chemical Co. (The) 5.55% 11/30/2048	571	578
Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,561
Dow Chemical Co. (The) 6.90% 5/15/2053	107	128
Dow Chemical Co. (The) 5.60% 2/15/2054	3,727	3,855
Capital Group Core Plus Income ETF — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Eastman Chemical Co. 5.625% 2/20/2034	USD85	$89
EIDP, Inc. 4.80% 5/15/2033	695	705
First Quantum Minerals, Ltd. 6.875% 10/15/2027[4]	3,547	3,510
First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]	5,255	5,577
FXI Holdings, Inc. 12.25% 11/15/2026[4]	4,032	4,023
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	230	202
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	4,335	3,080
LABL, Inc. 9.50% 11/1/2028[4]	268	277
LSB Industries, Inc. 6.25% 10/15/2028[4]	698	682
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[4]	696	704
NOVA Chemicals Corp. 4.25% 5/15/2029[4]	1,360	1,266
NOVA Chemicals Corp. 9.00% 2/15/2030[4]	575	623
OCI NV 6.70% 3/16/2033[4]	949	995
Owens-Brockway Glass Container, Inc. 7.25% 5/15/2031[4]	150	154
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[4]	3,130	3,200
Sasol Financing USA, LLC 8.75% 5/3/2029[4]	1,065	1,127
Sasol Financing USA, LLC 8.75% 5/3/2029[7]	100	106
Sasol Financing USA, LLC 5.50% 3/18/2031	2,900	2,590
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[4]	742	716
Sealed Air Corp. 6.125% 2/1/2028[4]	607	618
Stillwater Mining Co. 4.00% 11/16/2026[7]	600	574
Vale Overseas, Ltd. 6.40% 6/28/2054	930	981
		60,813
Consumer staples 1.45%
7-Eleven, Inc. 1.80% 2/10/2031[4]	975	822
7-Eleven, Inc. 2.80% 2/10/2051[4]	2,969	1,904
B&G Foods, Inc. 5.25% 9/15/2027	400	385
BAT Capital Corp. 2.259% 3/25/2028	100	93
BAT Capital Corp. 4.742% 3/16/2032	450	450
BAT Capital Corp. 6.421% 8/2/2033	573	630
BAT Capital Corp. 6.00% 2/20/2034	2,290	2,449
BAT Capital Corp. 4.758% 9/6/2049	1,351	1,167
BAT Capital Corp. 5.65% 3/16/2052	929	908
BAT Capital Corp. 7.081% 8/2/2053	2,475	2,874
Campbell Soup Co. 5.40% 3/21/2034	2,177	2,284
Campbell Soup Co. 4.75% 3/23/2035	1,161	1,157
Campbell Soup Co. 5.25% 10/13/2054	391	388
Coca-Cola Co. 4.65% 8/14/2034	852	873
Coca-Cola Co. 5.20% 1/14/2055	1,486	1,560
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,343	3,525
Constellation Brands, Inc. 4.35% 5/9/2027	326	327
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,697
Constellation Brands, Inc. 4.90% 5/1/2033	886	896
Coty, Inc. 6.625% 7/15/2030[4]	490	510
Imperial Brands Finance PLC 5.875% 7/1/2034[4]	3,250	3,380
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	38
Kroger Co. 5.00% 9/15/2034	2,374	2,395
Kroger Co. 5.50% 9/15/2054	1,978	1,992
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[4]	850	854
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[4]	905	889
Minerva Luxembourg SA 8.875% 9/13/2033[4]	1,530	1,669
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,394
Philip Morris International, Inc. 5.375% 2/15/2033	400	418
Capital Group Core Plus Income ETF — Page 17 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.625% 9/7/2033	USD4,430	$4,718
Philip Morris International, Inc. 5.25% 2/13/2034	2,271	2,359
Post Holdings, Inc. 4.625% 4/15/2030[4]	650	623
Post Holdings, Inc. 6.25% 2/15/2032[4]	540	557
Post Holdings, Inc. 6.375% 3/1/2033[4]	4,000	4,075
		50,260
Information technology 1.38%
Acuris Finance US, Inc. 9.00% 8/1/2029[4]	5,630	5,679
Analog Devices, Inc. 2.95% 10/1/2051	3,003	2,122
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,390
Broadcom, Inc. 4.55% 2/15/2032	2,754	2,753
Broadcom, Inc. 4.80% 10/15/2034	2,772	2,771
Broadcom, Inc. 3.187% 11/15/2036[4]	450	382
Broadcom, Inc. 4.926% 5/15/2037[4]	3,176	3,175
Cisco Systems, Inc. 5.05% 2/26/2034	3,250	3,414
Cloud Software Group, Inc. 6.50% 3/31/2029[4]	1,799	1,791
Cloud Software Group, Inc. 9.00% 9/30/2029[4]	2,045	2,083
Cloud Software Group, Inc. 8.25% 6/30/2032[4]	2,723	2,849
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[3,6]	493	492
CommScope, LLC 4.75% 9/1/2029[4]	400	336
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,6,7]	272	273
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,6,7]	13	13
Helios Software Holdings, Inc. 8.75% 5/1/2029[4]	5,780	5,913
Intel Corp. 5.15% 2/21/2034	1,213	1,226
Intel Corp. 5.60% 2/21/2054	695	678
ION Trading Technologies SARL 9.50% 5/30/2029[4]	1,700	1,742
NCR Atleos Corp. 9.50% 4/1/2029[4]	900	991
Oracle Corp. 3.95% 3/25/2051	450	362
Roper Technologies, Inc. 4.90% 10/15/2034	2,425	2,443
Texas Instruments, Inc. 4.85% 2/8/2034	833	867
UKG, Inc. 6.875% 2/1/2031[4]	2,150	2,223
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7,8]	800	749
		47,717
Total corporate bonds, notes & loans		1,074,968
U.S. Treasury bonds & notes 20.05% U.S. Treasury 19.52%
U.S. Treasury 4.875% 4/30/2026	73,247	74,512
U.S. Treasury 4.625% 6/30/2026	50,592	51,375
U.S. Treasury 4.375% 7/31/2026	5,770	5,840
U.S. Treasury 3.75% 8/31/2026	6,165	6,175
U.S. Treasury 3.50% 9/30/2026	2,490	2,483
U.S. Treasury 4.50% 4/15/2027	22,900	23,403
U.S. Treasury 4.50% 5/15/2027	10,350	10,586
U.S. Treasury 4.625% 6/15/2027	30,490	31,319
U.S. Treasury 4.375% 7/15/2027	10,250	10,466
U.S. Treasury 3.75% 8/15/2027	23,700	23,817
U.S. Treasury 3.375% 9/15/2027	33,150	32,983
U.S. Treasury 4.375% 8/31/2028[9]	14,750	15,179
U.S. Treasury 4.625% 4/30/2029	48,820	50,996
U.S. Treasury 4.25% 6/30/2029	54,303	55,907
U.S. Treasury 4.00% 7/31/2029	10,250	10,447
Capital Group Core Plus Income ETF — Page 18 of 27

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 9/30/2029	USD4,400	$4,387
U.S. Treasury 4.625% 5/31/2031	4,550	4,809
U.S. Treasury 4.125% 7/31/2031	330	339
U.S. Treasury 4.375% 5/15/2034	8,980	9,407
U.S. Treasury 4.625% 2/15/2040	28,200	30,297
U.S. Treasury 4.75% 11/15/2043	22,800	24,603
U.S. Treasury 4.625% 5/15/2044[9]	35,970	38,134
U.S. Treasury 4.125% 8/15/2044	64,890	64,393
U.S. Treasury 4.625% 5/15/2054	16,300	17,683
U.S. Treasury 4.25% 8/15/2054[9]	75,740	77,361
		676,901
U.S. Treasury inflation-protected securities 0.53%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	18,156	18,281
Total U.S. Treasury bonds & notes		695,182
Asset-backed obligations 5.22%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	16	16
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,4]	995	1,021
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,4]	1,447	1,512
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,4]	186	186
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,4]	7,281	7,567
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,4]	4,786	4,961
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,4]	2,394	2,458
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,4]	3,333	3,432
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,4]	2,369	2,472
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,4]	890	937
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,4]	4,000	4,194
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	486	465
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,4]	1,530	1,540
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032[1,4]	7,083	7,076
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,4]	1,250	1,255
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,4]	700	737
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,4]	5,800	6,020
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,4]	1,000	1,005
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,4]	1,000	1,004
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034[1,4]	5,769	5,988
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,4]	4,245	4,317
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	26	26
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,4]	848	933
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,022	1,124
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,4]	3,010	3,277
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,4]	5,403	5,909
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,4]	4,799	4,951
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,4]	2,335	2,383
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,4]	950	1,023
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,4]	1,900	2,075
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,4]	1,170	1,213
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,4]	2,200	2,226
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	672	679
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,4]	300	279
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	2,389	2,203
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,4]	2,167	2,252
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]	3,950	4,171
Capital Group Core Plus Income ETF — Page 19 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,4]	USD5,000	$4,604
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	1,368	1,391
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,4]	5,734	5,847
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,4]	2,459	2,476
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,4]	5,600	5,677
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,4]	5,000	5,089
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,4]	5,000	5,083
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,4]	2,021	2,044
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,4]	1,996	2,019
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,4]	1,364	1,420
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,4]	726	749
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,4]	632	660
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,4]	964	966
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,4]	183	184
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,4]	7,274	7,505
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,4]	3,561	3,564
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,4]	1,912	1,950
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,4]	1,196	1,230
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	367	366
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,4]	337	339
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	823
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,4]	1,620	1,455
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,4]	824	741
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,4]	2,490	2,567
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,4]	159	152
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,4]	8,883	9,426
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,4]	5,000	5,138
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,4]	2,000	2,029
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,4]	6,000	6,190
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,4]	771	801
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,4]	1,562	1,572
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[1,4]	2,333	2,360
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,4]	1,653	1,675
		180,979
Bonds & notes of governments & government agencies outside the U.S. 1.88%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[4]	300	260
Angola (Republic of) 8.00% 11/26/2029	1,375	1,253
Angola (Republic of) 8.75% 4/14/2032	4,375	3,933
Angola (Republic of) 8.75% 4/14/2032[4]	1,000	899
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[5]	1,056	642
Chile (Republic of) 2.45% 1/31/2031	400	358
Chile (Republic of) 4.34% 3/7/2042	200	183
Colombia (Republic of) 8.00% 4/20/2033	430	462
Colombia (Republic of) 7.50% 2/2/2034	3,995	4,155
Colombia (Republic of) 8.00% 11/14/2035	3,290	3,515
Dominican Republic 4.50% 1/30/2030[4]	500	479
Dominican Republic 5.875% 1/30/2060	2,280	2,142
Egypt (Arab Republic of) 5.80% 9/30/2027	200	189
Egypt (Arab Republic of) 5.875% 2/16/2031	600	502
Egypt (Arab Republic of) 8.50% 1/31/2047	3,580	2,895
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,395
Egypt (Arab Republic of) 8.75% 9/30/2051	2,589	2,124
Egypt (Arab Republic of) 8.15% 11/20/2059	600	466
Egypt (Arab Republic of) 7.50% 2/16/2061	3,750	2,723
Capital Group Core Plus Income ETF — Page 20 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Export-Import Bank of India 2.25% 1/13/2031[4]	USD250	$218
Honduras (Republic of) 5.625% 6/24/2030	4,570	4,065
Mongolia (State of) 4.45% 7/7/2031	500	445
Nigeria (Republic of) 7.875% 2/16/2032	300	271
Oman (Sultanate of) 7.00% 1/25/2051	980	1,098
Oman (Sultanate of) 7.00% 1/25/2051[4]	500	560
Panama (Republic of) 7.50% 3/1/2031	315	345
Panama (Republic of) 2.252% 9/29/2032	1,800	1,396
Panama (Republic of) 6.875% 1/31/2036	1,475	1,551
Panama (Republic of) 8.00% 3/1/2038	770	871
Panama (Republic of) 4.50% 4/16/2050	2,050	1,512
Panama (Republic of) 6.853% 3/28/2054	1,550	1,573
Panama (Republic of) 4.50% 4/1/2056	7,280	5,257
Panama (Republic of) 7.875% 3/1/2057	260	294
Paraguay (Republic of) 4.95% 4/28/2031	800	799
Paraguay (Republic of) 6.00% 2/9/2036[4]	772	817
Peru (Republic of) 5.875% 8/8/2054	1,275	1,341
Senegal (Republic of) 6.75% 3/13/2048	3,439	2,545
South Africa (Republic of) 5.875% 4/20/2032	1,003	1,002
Turkey (Republic of) 7.125% 7/17/2032	3,580	3,699
United Mexican States 4.50% 4/22/2029	450	445
United Mexican States 4.75% 4/27/2032	860	829
United Mexican States 6.00% 5/7/2036	3,070	3,134
United Mexican States 6.338% 5/4/2053	1,485	1,480
United Mexican States 6.40% 5/7/2054	955	958
		65,080
Federal agency bonds & notes 0.07%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[4]	795	835
Bank Gospodarstwa Krajowego 6.25% 7/9/2034[4]	1,560	1,686
		2,521
Municipals 0.15% California 0.03%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,100	1,136
Puerto Rico 0.07%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[11]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[11]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[11]	95	51
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[11]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[11]	190	102
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[11]	265	143
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[11]	210	113
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[11]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[11]	75	40
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[11]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[11]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[11]	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[11]	400	216
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[11]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[11]	65	35
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[11]	220	119
Capital Group Core Plus Income ETF — Page 21 of 27

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[11]	USD55	$30
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[11]	165	89
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[11]	610	329
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[11]	330	178
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[11]	65	35
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[11]	355	192
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[11]	100	54
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[5,11]	465	250
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[11]	70	38
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[11]	650	349
		2,417
Texas 0.05%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[4]	1,575	1,613
Total municipals		5,166
Total bonds, notes & other debt instruments (cost: $3,336,653,000)		3,415,605
Common stocks 0.01% Consumer discretionary 0.01%	Shares
Party City Holdco, Inc.[8]	7,446	125
Party City Holdco, Inc.[4,8]	74	1
		126
Short-term securities 13.47% Money market investments 13.47%
Capital Group Central Cash Fund 5.09%[12,13]	4,669,439	467,037
Total short-term securities (cost: $466,940,000)		467,037
Total investment securities 112.00% (cost $3,803,656,000)		3,882,768
Other assets less liabilities (12.00)%		(415,909)
Net assets 100.00%		$3,466,859
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	5,947	12/31/2024	USD1,238,416	$2,210
5 Year U.S. Treasury Note Futures	Long	1,358	12/31/2024	149,221	96
10 Year U.S. Treasury Note Futures	Short	528	12/19/2024	(60,340)	(142)
10 Year Ultra U.S. Treasury Note Futures	Short	2,811	12/19/2024	(332,533)	(198)
30 Year U.S. Treasury Bond Futures	Long	801	12/19/2024	99,474	(330)
30 Year Ultra U.S. Treasury Bond Futures	Long	48	12/19/2024	6,389	(42)
					$1,594
Capital Group Core Plus Income ETF — Page 22 of 27

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Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	135	EUR	149	Goldman Sachs Bank	10/3/2024	$(1)
USD	115	EUR	127	HSBC Bank	10/3/2024	(1)
USD	2,462	EUR	2,741	Goldman Sachs Bank	10/4/2024	— [14]
USD	745	EUR	826	HSBC Bank	10/7/2024	(4)
USD	2,380	EUR	2,650	HSBC Bank	10/10/2024	— [14]
USD	2,100	EUR	2,333	Standard Chartered Bank	10/10/2024	(5)
						$(11)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0145%	Annual	SOFR	Annual	10/27/2025	USD275,000	$3,422	$—	$3,422
3.891%	Annual	SOFR	Annual	8/19/2026	250,000	1,857	—	1,857
3.8495%	Annual	SOFR	Annual	8/20/2026	250,000	1,674	—	1,674
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	(109)	—	(109)
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	4,880	—	4,880
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	415	—	415
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	327	—	327
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	1,571	—	1,571
						$14,037	$—	$14,037
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$38	$—	$38
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 13.47%
Money market investments 13.47%
Capital Group Central Cash Fund 5.09%[12]	$422,052	$1,005,225	$960,312	$(48)	$120	$467,037	$19,336
Capital Group Core Plus Income ETF — Page 23 of 27

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Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5],8	6/23/2023	$772	$749.02%
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	553	574.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3],6	9/12/2023	267	273.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3],6	9/12/2023	13	13	.00%[15]
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	102	106.01
		$1,707	$1,715.06%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $791,979,000, which represented 22.84% of the net assets of the fund.

[5]	Step bond; coupon rate may change at a later date.
[6]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $3,227,000, which represented 0.10% of the net assets of the fund.

[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,715,000, which represented 0.06% of the net assets of the fund.

[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,944,000 , which represented .40% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Rate represents the seven-day yield at 9/30/2024.
[13]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Amount less than one thousand.
[15]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Core Plus Income ETF — Page 24 of 27

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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $990,406,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,150,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amount of interest rate swaps while held was $706,609,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Plus Income ETF — Page 25 of 27

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,391,709	$—	$1,391,709
Corporate bonds, notes & loans	—	1,074,219	749	1,074,968
U.S. Treasury bonds & notes	—	695,182	—	695,182
Asset-backed obligations	—	180,979	—	180,979
Bonds & notes of governments & government agencies outside the U.S.	—	65,080	—	65,080
Municipals	—	5,166	—	5,166
Federal agency bonds & notes	—	2,521	—	2,521
Common stocks	—	—	126	126
Short-term securities	467,037	—	—	467,037
Total	$467,037	$3,414,856	$875	$3,882,768

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,306	$—	$—	$2,306
Unrealized appreciation on open forward currency contracts	—	— †	—	— †
Unrealized appreciation on centrally cleared interest rate swaps	—	14,146	—	14,146
Unrealized appreciation on bilateral interest rate swaps	—	38	—	38
Liabilities:
Unrealized depreciation on futures contracts	(712)	—	—	(712)
Unrealized depreciation on open forward currency contracts	—	(11)	—	(11)
Unrealized depreciation on centrally cleared interest rate swaps	—	(109)	—	(109)
Total	$1,594	$14,064	$—	$15,658

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
†	Amount less than one thousand.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
Capital Group Core Plus Income ETF — Page 26 of 27

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP3-306-1124
Capital Group Core Plus Income ETF — Page 27 of 27